Contents of Significant Accounts - Details of Long-term Loans (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		$ 32,165,336,000	$ 29,248,690,000
Less: Current portion		(2,522,052,000)	(3,001,503,000)
Total	$ 1,000,111	29,643,284,000	26,247,187,000
Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		32,168,878,000	29,253,931,000
Administrative expenses from syndicated loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		$ (3,542,000)	$ (5,241,000)
Top of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest Rates	4.66%	4.66%	4.66%	2.95%
Bottom of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest Rates	0.99%	0.99%	0.98%	1.10%
Secured Long-Term Loan from Mega International Commercial Bank (1) [Member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Effective August 1, 2012 to August 1, 2017. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Mega International Commercial Bank (1) [Member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		$ 0	$ 21,916,000
Secured Long-Term Loan from Mega International Commercial Bank (2) [Member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Effective November 21, 2013 to November 21, 2018. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Mega International Commercial Bank (2) [Member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		4,000,000	8,000,000
Secured Long-Term Loan from Mega International Commercial Bank (3) [Member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Effective July 3, 2017 to July 5, 2021. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Mega International Commercial Bank (3) [Member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		8,200,000	0
Secured Long-Term Loan from Taiwan Cooperative Bank (1) [Member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Effective May 25, 2012 to May 25, 2017. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (1) [Member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		0	17,530,000
Secured Long-Term Loan from Taiwan Cooperative Bank (2) [Member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Effective July 10, 2013 to July 10, 2018. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (2) [Member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		16,853,000	39,324,000
Secured Long-Term Loan from Taiwan Cooperative Bank (3) [Member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Effective February 13, 2015 to February 13, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3) [Member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		10,276,000	14,843,000
Secured Long-Term Loan from Taiwan Cooperative Bank (4) [Member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Effective April 28, 2015 to April 28, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (4) [Member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		13,382,000	18,735,000
Secured Long-Term Loan from Taiwan Cooperative Bank (5) [Member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Effective August 10, 2015 to August 10, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (5) [Member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		4,724,000	6,441,000
Secured Long-Term Loan from Taiwan Cooperative Bank (6) [Member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Effective October 19, 2015 to October 19, 2025. Interest-only payment for the first year. Principal is repaid in 37 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (6) [Member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		95,135,000	107,027,000
Secured Long-Term Loan from Taiwan Cooperative Bank (7) [Member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Effective October 28, 2015 to April 28, 2020. Interest-only payment for the first half year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (7) [Member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		1,476,000	2,067,000
Secured Long-Term Loan from Taiwan Cooperative Bank (8) [Member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Effective November 20, 2015 to November 20, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (8) [Member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		4,165,000	5,553,000
Unsecured Long-Term Loan from Bank of Taiwan (1) [Member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Repayable quarterly from October 31, 2015 to July 31, 2017 with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (1) [Member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		0	1,125,000,000
Unsecured Long-Term Loan from Bank of Taiwan (2) [Member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Repayable quarterly from March 23, 2019 to December 23, 2021 with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (2) [Member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		300,000,000	0
Unsecured syndicated loans from Bank of Taiwan and 7 others [member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Repayable semi-annually from February 6, 2017 to February 6, 2020 with monthly interest payments.
Unsecured syndicated loans from Bank of Taiwan and 7 others [member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		1,246,500,000	1,385,000,000
Unsecured Long-Term Loan from Mega International Commercial Bank [Member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Repayable quarterly from October 4, 2015 to October 4, 2018 with monthly interest payments.
Unsecured Long-Term Loan from Mega International Commercial Bank [Member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		474,356,000	948,712,000
Unsecured Long-Term Loan from E. Sun Bank [Member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Repayable quarterly from December 24, 2015 to December 24, 2017 with monthly interest payments.
Unsecured Long-Term Loan from E. Sun Bank [Member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		0	222,222,000
Unsecured Long-Term Loan from Taiwan Cooperative Bank [Member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Repayable quarterly from March 24, 2016 to December 24, 2017 with monthly interest payments.
Unsecured Long-Term Loan from Taiwan Cooperative Bank [Member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		0	950,000,000
Unsecured revolving loan from CTBC Bank [member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Settlement due on January 25, 2021 with monthly interest payments.
Loan term	5-year
Unused line of credit		2,500,000,000	1,500,000,000
Unsecured revolving loan from CTBC Bank [member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		0	1,000,000,000
Unsecured revolving loan from CTBC Bank [member] | Top of Range [Member] | Revolving credit facility [member]
Disclosure of detailed information about borrowings [Line Items]
Line of credit		2,500,000,000	2,500,000,000
Unsecured Revolving Loan from KGI Bank [Member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Settlement due on December 25, 2019 with monthly interest payments.
Loan term	5-year
Unused line of credit		1,000,000,000	500,000,000
Unsecured Revolving Loan from KGI Bank [Member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		0	1,000,000,000
Unsecured Revolving Loan from KGI Bank [Member] | Top of Range [Member] | Revolving credit facility [member]
Disclosure of detailed information about borrowings [Line Items]
Line of credit		2,000,000,000	2,000,000,000
Secured Syndicated Loans from China Development Bank and 6 others [Member]
Disclosure of detailed information about borrowings [Line Items]
Redemption	Effective October 20, 2016 to October 20, 2024. Interest-only payment for the first and the second year. Principal is repaid in 13 semi-annual payments with semi-annual interest payments.
Secured Syndicated Loans from China Development Bank and 6 others [Member] | Cost [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term loans		$ 29,989,811,000	$ 22,381,561,000